Label	Element	Value
Institutional Class Prospectus | DSM Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
DSM LARGE CAP GROWTH FUND

Institutional Class (DSMLX)

Supplement dated March 28, 2014 to

Prospectus dated October 31, 2013, as supplemented

At a meeting of the shareholders of the DSM Large Cap Growth Fund (the “Fund”) held on March 28, 2014, the shareholders approved the re-classification of the Fund as “non-diversified” effective immediately.  Accordingly, the following revisions are hereby made to the Institutional Class Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	DSM Large Cap Growth Fund
Strategy [Heading]	rr_StrategyHeading	The following sentence is added to the end of the first paragraph titled, "Principal Investment Strategies - Permissible Securities" on page 2 of the Institutional Class Prospectus Summary Section:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	“The Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.”
Risk [Heading]	rr_RiskHeading	The following risk disclosure is added on page 2 of the Institutional Class Prospectus Summary Section:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement with the Prospectus.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund.